Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value	The fair values of the Company’s derivative financial instruments, on a gross basis, are summarized in the following table:

	December 31, 2023			December 31, 2022
	Asset	Liability	Notional	Asset	Liability	Notional
	(in thousands)			(in thousands)
Derivatives designated as hedging instruments:

Interest Rate Caps	$—	$1,871	$1,600,606	$12	$3,363	$2,100,606
Interest Rate Swap	—	540	1,100,606	—	307	1,100,606

Total derivatives designated as hedging instruments	$—	$2,411	$2,701,212	$12	$3,670	$3,201,212